Convertible debentures	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Convertible debentures

12. Convertible debentures

On September 30, 2019, the Company closed an unbrokered private placement of convertible debt, issuing $123,095 ($163,000 CAD) in debentures to two investors. The convertible debentures bear interest at 10% per annum, payable annually in advance. They are convertible any time during the term of the debenture into units (each unit consists of one share and one warrant; each warrant can acquire one share at an exercise price of $1.00 USD or $1.25 CAD per share, based on the currency initially subscribed) at a conversion price of $0.60 USD or $0.75 CAD per unit, based on the currency initially subscribed. The convertible debt was set to mature on September 30, 2021 and was secured by a general security agreement over the assets of the Company. The note was converted during the year ended December 31, 2021.

As the September 30, 2019 convertible debt included an embedded conversion feature denominated in Canadian dollars other than the functional currency which was USD at the issuance of the convertible debt, the debt was determined to be a financial instrument comprising an embedded derivative representing the conversion feature with a residual host debt component. On initial recognition, the Company used the residual value method to allocate the principal amount of the debentures between the embedded derivative conversion feature and host debt components. The conversion feature was valued first with the residual allocated to the host debt component.

On initial recognition the Company recognized a derivative liability of $81,956 and an offsetting convertible debt discount of $81,956.

The fair value of the conversion features was determined based on the Black-Scholes Option Pricing Model using the following weighted average assumptions:

2020
Risk-free interest rate	0.13%
Expected life (years)	1.01
Expected volatility	228%
Dividend yield	0%

On July 1, 2020, the Company amended the conversion price of the convertible debentures. Under the amended terms, they are convertible any time during the term of the debenture into units (each unit consists of one share and one warrant; each warrant can acquire one share at an exercise price of $0.60 CAD per share, or approximately US$0.45 per share) at a conversion price of $0.375 CAD per unit (approximately US$0.30 per unit).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

12.	Convertible debentures (continued)

A continuity of convertible debt and the embedded derivative conversion feature for the year ended December 31, 2022 is as follows:

	Host debt instrument	Embedded conversion feature	Total

Balance, January 1, 2021	11,027	80,342	91,369
Accretion	19,943	-	19,943
Conversion	(30,970)	(80,342)	(111,312)
Balance, December 31, 2021 & December 31, 2022	$-	$-	$-

On April 20, 2023, the Company entered into an agreement to issue 15,000 units of the Company (the “Units”) at a price of CAD$1,000 per unit, for gross proceeds of CAD$15,000,000 (USD$11,135,145). Each Unit will consist of CAD$1,000 (approximately USD$742) principal amount secured convertible debenture (“Debenture”) and 333 common share purchase warrants of the Company (the “Warrants”). Each Warrant will be exercisable for one common share of the Company at an exercise price of CAD$2.50 (approximately USD$1.86) and shall have an expiry date of June 29, 2025.

The Debentures will mature on April 30, 2025 (the “Maturity Date”) and will accrue interest at the rate of 12% per annum, payable semi-annually. The Company has the ability to redeem the Debentures at any time between the dates of April 30, 2024 and April 30, 2025 at a redemption price of 105% of the principal amount plus any accrued interest. At the holders’ option, the Debentures may be converted into common shares of the Company at any time, up to the earlier of the Maturity Date and the redemption of the Debentures, at a conversion price of CAD$3.00 (approximately USD$2.23) per common share.

The convertible debentures were determined to be a financial instrument comprising a host debt component, a conversion feature classified as equity, and freestanding warrants classified as equity. The warrants and conversion features were determined to be equity components because the exercise prices are denominated in the functional currency of the Company. Thus, these components the criterion of an equity instrument.

The Company paid an underwriting fee of CAD$1,045,000 (USD$775,748) and issued 300,000 broker warrants (the “Broker Warrants”) in conjunction with the financing. The Broker Warrants are exercisable for one common share of the Company at an exercise price of CAD$2.50 and shall have an expiry date of April 20, 2025. The fair value of the Broker Warrants was estimated to be $216,777 and was determined using the Black-Scholes Option Pricing Model using the following assumptions: risk-free interest rate: 3.77%, expected volatility: 100.96%, dividend yield: 0% and expected life: 2 years.

On initial recognition, the proceeds were first allocated to the fair value of the host debt component, calculated using a market interest rate of 16%, which is the market interest rate of a debt instrument with similar terms but without the equity conversion feature. The residual proceeds were then allocated to the conversion feature and warrant equity components using the relative fair value method.

The relative fair value of the warrants and conversion features were determined using the Black-Scholes Option Pricing Model using the assumptions set out as follows:

April 20, 2023
Risk-free interest rate	3.86%
Expected volatility	101.71 – 119.94%
Dividend yield	0%
Expected life	2.03– 2.19 years

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

12.	Convertible debentures (continued)

A continuity schedule of the Company’s convertible debt is as follows:

Balance as at January 1, 2023	$-
Issued	11,135,145
Transaction costs	(992,525)
Transaction costs allocated to equity	77,086
Relative fair value of conversion feature	(369,181)
Relative fair value of Warrants	(495,653)
Repayment	(709,022)
Accretion	578,675
Interest	931,962
Currency translation adjustment	173,232
Balance as at December 31, 2023	$10,329,719
Current	$227,092
Long-term	$10,102,627